Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Of Accounting Policies [Line Items]
Minimum recognizable tax benefit	50.00%
Sustainability threshold for uncertain tax position	50.00%
Cumulative probability threshold for realization of income tax benefits	50.00%
Employees average service period to grant awards	3 years
Advertising expenses	$ 17,000,000	$ 15,000,000	$ 14,000,000
Capitalized lease arrangement	$ 206,000,000
French [Member] | Research tax credits [Member]
Summary Of Accounting Policies [Line Items]
Tax credit carryforward expiration term	3 years
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage	20.00%
Revenue recognition expected payment terms	30 days
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage	50.00%
Revenue recognition expected payment terms	90 days
Maximum [Member] | Property Plant And Equipment [Member]
Summary Of Accounting Policies [Line Items]
Short term lease payments excluding capitalization amount	$ 5,000
Trademarks and Licenses [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	3 years
Trademarks and Licenses [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	7 years
Purchased and Internally Developed Software [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	4 years